Investments - Summary of Investments in Associates and Joint Ventures (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	$ 3,795
Investments	44
Decrease through classified as held for sale, investment property	(1,207)
Restructuring, capital decrease and others	591
Results in equity- accounted investments	523
CTA	(236)
OCI	(135)
Dividends	(616)
Ending balance	2,759
Other joint ventures [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	104
Investments	28
Restructuring, capital decrease and others	18
Results in equity- accounted investments	11
CTA	(17)
Dividends	(16)
Ending balance	128
Joint ventures [member] | Petrobras Oil & Gas B.V.-PO&G [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	1,410
Decrease through classified as held for sale, investment property	(1,207)
Results in equity- accounted investments	66
CTA	(15)
Dividends	(254)
Joint ventures [member] | MP Gulf of Mexico, LLC [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Investments	8
Restructuring, capital decrease and others	604
Results in equity- accounted investments	9
CTA	1
Ending balance	622
Joint ventures [member] | State-controlled natural gas distributors [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	345
Results in equity- accounted investments	75
CTA	(53)
Dividends	(59)
Ending balance	308
Joint ventures [member] | Compania Mega SA [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	49
Results in equity- accounted investments	2
CTA	36
Dividends	(9)
Ending balance	78
Joint ventures [member] | Petrochemical Joint Ventures [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	29
Restructuring, capital decrease and others	(1)
Results in equity- accounted investments	16
CTA	(4)
Dividends	(6)
Ending balance	34
Associates [member] | Petrochemical Joint Ventures [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	1,461
Results in equity- accounted investments	288
CTA	(129)
OCI	(135)
Dividends	(217)
Ending balance	1,268
Associates [member] | Nova Fronteira Bionergia [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	331
Restructuring, capital decrease and others	(18)
Results in equity- accounted investments	53
CTA	(49)
Dividends	(54)
Ending balance	263
Associates [member] | Other Associates [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	48
Investments	8
Restructuring, capital decrease and others	(11)
Results in equity- accounted investments	4
CTA	(6)
Dividends	(1)
Ending balance	42
Associates [member] | Other investees [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	18
Restructuring, capital decrease and others	(1)
Results in equity- accounted investments	(1)
Ending balance	$ 16